Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000102979 | Top10HoldingBrazil Notas do Tesouro NacionalBNY-BK6FNL0
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000102979 | Top10HoldingUnited Mexican StatesBNY-BR4SJK1
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000102979 | Top10HoldingRepublic of IndonesiaBNY-BL53JN6
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000102979 | Top10HoldingGovernment of MalaysiaBNY-BFC9ZJ3
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000102979 | Top10HoldingRepublic of South AfricaBNY-BPXR8C0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000102979 | Top10HoldingRepublic of ColombiaBNY-BVFPYD7
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000102979 | Top10HoldingRepublic of HungaryBNY-HU0000405543
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102979 | Top10HoldingRepublic of PolandBNY-BV5DRX2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102979 | Top10HoldingKingdom of ThailandBNY-BQD33C0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102979 | Top10HoldingRepublic of IndiaBNY-BPK87K7
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102979 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000102979 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000102979 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000102979 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000102979 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000102979 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000102979 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000102979 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102979 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102979 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101161 | Top10HoldingBrazil Notas do Tesouro NacionalBNY-BK6FNL0
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000101161 | Top10HoldingUnited Mexican StatesBNY-BR4SJK1
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000101161 | Top10HoldingRepublic of IndonesiaBNY-BL53JN6
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000101161 | Top10HoldingGovernment of MalaysiaBNY-BFC9ZJ3
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000101161 | Top10HoldingRepublic of South AfricaBNY-BPXR8C0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101161 | Top10HoldingRepublic of ColombiaBNY-BVFPYD7
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000101161 | Top10HoldingRepublic of HungaryBNY-HU0000405543
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101161 | Top10HoldingRepublic of PolandBNY-BV5DRX2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101161 | Top10HoldingKingdom of ThailandBNY-BQD33C0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101161 | Top10HoldingRepublic of IndiaBNY-BPK87K7
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101161 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000101161 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000101161 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000101161 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000101161 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000101161 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101161 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000101161 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101161 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101161 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166322 | Top10HoldingBrazil Notas do Tesouro NacionalBNY-BK6FNL0
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000166322 | Top10HoldingUnited Mexican StatesBNY-BR4SJK1
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000166322 | Top10HoldingRepublic of IndonesiaBNY-BL53JN6
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000166322 | Top10HoldingGovernment of MalaysiaBNY-BFC9ZJ3
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000166322 | Top10HoldingRepublic of South AfricaBNY-BPXR8C0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000166322 | Top10HoldingRepublic of ColombiaBNY-BVFPYD7
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166322 | Top10HoldingRepublic of HungaryBNY-HU0000405543
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166322 | Top10HoldingRepublic of PolandBNY-BV5DRX2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166322 | Top10HoldingKingdom of ThailandBNY-BQD33C0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166322 | Top10HoldingRepublic of IndiaBNY-BPK87K7
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166322 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000166322 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000166322 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000166322 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000166322 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000166322 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000166322 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000166322 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166322 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166322 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225813 | Top10HoldingBrazil Notas do Tesouro NacionalBNY-BK6FNL0
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000225813 | Top10HoldingUnited Mexican StatesBNY-BR4SJK1
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000225813 | Top10HoldingRepublic of IndonesiaBNY-BL53JN6
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000225813 | Top10HoldingGovernment of MalaysiaBNY-BFC9ZJ3
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000225813 | Top10HoldingRepublic of South AfricaBNY-BPXR8C0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000225813 | Top10HoldingRepublic of ColombiaBNY-BVFPYD7
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225813 | Top10HoldingRepublic of HungaryBNY-HU0000405543
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225813 | Top10HoldingRepublic of PolandBNY-BV5DRX2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225813 | Top10HoldingKingdom of ThailandBNY-BQD33C0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225813 | Top10HoldingRepublic of IndiaBNY-BPK87K7
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225813 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000225813 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000225813 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000225813 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000225813 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000225813 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000225813 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000225813 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225813 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225813 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%